Tax expense - temporary differences and tax loss maturity schedule (Details) € in Millions	Dec. 31, 2017 EUR (€)
Corporate taxation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	€ (17,534)
Temporary differences and tax losses	6,291
Corporate taxation | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	28,720
Corporate taxation | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(23,028)
Corporate taxation | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	18,133
Corporate taxation | 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(640)
Temporary differences and tax losses	782
Corporate taxation | 2018 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,665
Corporate taxation | 2018 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,390)
Corporate taxation | 2018 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	147
Corporate taxation | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(292)
Temporary differences and tax losses	520
Corporate taxation | 2019 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	2,974
Corporate taxation | 2019 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,304)
Corporate taxation | 2019 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	142
Corporate taxation | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(147)
Temporary differences and tax losses	452
Corporate taxation | 2020 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	2,786
Corporate taxation | 2020 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,323)
Corporate taxation | 2020 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	136
Corporate taxation | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(649)
Temporary differences and tax losses	475
Corporate taxation | 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,293
Corporate taxation | 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,324)
Corporate taxation | 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	155
Corporate taxation | Beyond 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(3,464)
Temporary differences and tax losses	5,502
Corporate taxation | Beyond 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	15,512
Corporate taxation | Beyond 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(10,390)
Corporate taxation | Beyond 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,844
Corporate taxation | Unlimited/ Indeterminable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(12,342)
Temporary differences and tax losses	(1,440)
Corporate taxation | Unlimited/ Indeterminable | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	490
Corporate taxation | Unlimited/ Indeterminable | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(3,297)
Corporate taxation | Unlimited/ Indeterminable | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	13,709
Local taxation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(4,439)
Temporary differences and tax losses	940
Local taxation | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	9,657
Local taxation | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(7,993)
Local taxation | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,715
Local taxation | 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(398)
Temporary differences and tax losses	141
Local taxation | 2018 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,177
Local taxation | 2018 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(691)
Local taxation | 2018 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	53
Local taxation | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(157)
Temporary differences and tax losses	(18)
Local taxation | 2019 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	761
Local taxation | 2019 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(658)
Local taxation | 2019 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	36
Local taxation | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(82)
Temporary differences and tax losses	(121)
Local taxation | 2020 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	599
Local taxation | 2020 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(671)
Local taxation | 2020 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	33
Local taxation | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(635)
Temporary differences and tax losses	(47)
Local taxation | 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,149
Local taxation | 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(681)
Local taxation | 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	120
Local taxation | Beyond 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(2,601)
Temporary differences and tax losses	1,057
Local taxation | Beyond 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	5,909
Local taxation | Beyond 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(5,153)
Local taxation | Beyond 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	2,902
Local taxation | Unlimited/ Indeterminable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(566)
Temporary differences and tax losses	(72)
Local taxation | Unlimited/ Indeterminable | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	62
Local taxation | Unlimited/ Indeterminable | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(139)
Local taxation | Unlimited/ Indeterminable | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	€ 571